Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

The following table sets forth the major categories of the intangible assets at June 30, 2026:

	June 30, 2026	December 31, 2025
In-development intangible asset, net	$12,751	$8,216

Software	$39,237	$39,220
Less—Accumulated amortization for Software	(4,326)	(2,668)
Software, net	$34,911	$36,552

Developed technology	120,386	84,127
Less—Accumulated amortization for Developed technology	(7,701)	(3,366)
Developed technology, net	$112,685	$80,761

Customer contracts and related relationships	186,914	106,118
Less—Accumulated amortization for Customer contracts and related relationships	(14,692)	(2,716)
Customer contracts and related relationships, net	$172,222	$103,402

Patents and trademarks	28,993	10,400
Less—Accumulated amortization for Patents and trademarks	(1,381)	(526)
Patents and trademarks, net	$27,612	$9,874

Recruitment database	492	492
Less—Accumulated amortization for Recruitment database	(178)	(96)
Recruitment database, net	$314	$396

Intangible assets, net	$360,495	$239,201

Summary of Crypto Intangible Assets and Other Digital Assets

The following table sets forth crypto intangible assets and other digital assets at June 30, 2026:

	June 30, 2026	December 31, 2025
Crypto intangible assets, net	$105	$103

Other digital assets	14,132	79,719
Less—Impairment charge for Other digital assets	(5,575)	(63,345)
Other digital assets, net	$8,557	$16,374

Expected Amortization Expense for Intangible Assets Over Remaining Life

As of June 30, 2026, expected amortization expense for intangible assets over its remaining life is as follows:

Remainder of 2026	$26,887
2027	53,687
2028	53,406
2029	53,311
2030	52,522
Thereafter	107,931
$347,744